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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08547


                            Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


Independence Fund
SCHEDULE OF INVESTMENTS  09/30/2007

 Shares                                                           Value

           COMMON STOCKS - 98.9 %
           Energy - 9.7 %
           Integrated Oil & Gas - 9.7 %
 396,515   Hess Corp.                                          $26,380,143
 222,380   Suncor Energy, Inc.                                  21,083,848
 352,450   USX-Marathon Group, Inc.                             20,096,699
                                                               $67,560,690
           Total Energy                                        $67,560,690
           Materials - 1.1 %
           Industrial Gases - 1.1 %
  87,900   Praxair, Inc.                                       $ 7,362,504
           Total Materials                                     $ 7,362,504
           Capital Goods - 10.5 %
           Aerospace & Defense - 9.0 %
  97,900   Boeing Co.                                          $10,278,521
  90,700   General Dynamics Corp.                                7,661,429
 401,450   Honeywell International, Inc.                        23,874,232
 264,800   United Technologies Corp.                            21,311,104
                                                               $63,125,286
           Industrial Conglomerates - 1.5 %
 113,000   3M Co.                                              $10,574,540
           Total Capital Goods                                 $73,699,826
           Media - 1.6 %
           Movies & Entertainment - 1.6 %
 332,600   The Walt Disney Co.                                 $11,438,114
           Total Media                                         $11,438,114
           Retailing - 1.8 %
           Apparel Retail - 1.8 %
 437,600   TJX Companies, Inc.                                 $12,721,032
           Total Retailing                                     $12,721,032
           Food & Drug Retailing - 3.1 %
           Drug Retail - 2.2 %
 176,900   CVS Corp.                                           $ 7,010,547
 182,700   Walgreen Co.                                          8,630,748
                                                               $15,641,295
           Food Retail - 0.9 %
 329,009   Winn-Dixie Stores, Inc. *                           $ 6,159,048
           Total Food & Drug Retailing                         $21,800,343
           Food Beverage & Tobacco - 5.7 %
           Packaged Foods & Meats - 1.7 %
 204,600   H.J. Heinz Co., Inc.                                $ 9,452,520
  18,000   Nestle SA (A.D.R.) (b)                                2,021,652
                                                               $11,474,172
           Soft Drinks - 4.0 %
 242,800   Coca-Cola Co.                                       $13,953,716
 192,900   PepsiCo, Inc.                                        14,131,854
                                                               $28,085,570
           Total Food Beverage & Tobacco                       $39,559,742
           Household & Personal Products - 1.2 %
           Household Products - 1.2 %
 122,300   Colgate-Palmolive Co.                               $ 8,722,436
           Total Household & Personal Products                 $ 8,722,436
           Health Care Equipment & Services - 2.5 %
           Health Care Equipment - 2.5 %
 307,600   Medtronic, Inc.                                     $17,351,716
           Total Health Care Equipment & Services              $17,351,716
           Pharmaceuticals & Biotechnology - 14.7 %
           Biotechnology - 6.5 %
 495,775   Cubist Pharmaceuticals, Inc. *                      $10,475,726
 375,200   Gilead Sciences, Inc. *                              15,334,424
 517,220   Vertex Pharmaceuticals, Inc. *                       19,866,420
                                                               $45,676,570
           Pharmaceuticals - 8.2 %
 970,000   Bristol-Myers Squibb Co.                            $27,955,400
 213,325   Eli Lilly & Co.                                      12,144,592
 390,000   Teva Pharmaceutical Industries, Ltd.                 17,343,300
                                                               $57,443,292
           Total Pharmaceuticals & Biotechnology               $103,119,862
           Diversified Financials - 7.8 %
           Consumer Finance - 1.9 %
 223,050   American Express Co.                                $13,242,479
           Investment Banking & Brokerage - 2.2 %
 215,955   Merrill Lynch & Co., Inc.                           $15,393,272
           Diversified Financial Services - 3.7 %
 336,300   Citigroup, Inc.                                     $15,695,121
 225,200   J.P. Morgan Chase & Co.                              10,318,664
                                                               $26,013,785
           Total Diversified Financials                        $54,649,536
           Software & Services - 4.0 %
           Application Software - 0.8 %
 391,200   BEA Systems, Inc. *                                 $ 5,425,944
           Data Processing & Outsourced Services - 0.6 %
  84,600   Automatic Data Processing, Inc.                     $ 3,885,678
           Systems Software - 2.6 %
 846,650   Oracle Corp. *                                      $18,329,973
           Total Software & Services                           $27,641,595
           Technology Hardware & Equipment - 19.1 %
           Communications Equipment - 16.7 %
 873,100   Cisco Systems, Inc. *                               $28,908,341
1,152,920  Corning, Inc. *                                      28,419,478
 484,700   Juniper Networks, Inc. * (b)                         17,744,867
 764,600   Nokia Corp. (A.D.R.)                                 29,001,278
 297,430   Qualcomm, Inc.                                       12,569,392
                                                               $116,643,356
           Computer Hardware - 2.4 %
 339,400   Hewlett-Packard Co.                                 $16,898,726
           Total Technology Hardware & Equipment               $133,542,082
           Semiconductors - 15.7 %
           Semiconductor Equipment - 1.7 %
 562,700   Applied Materials, Inc.                             $11,647,890
           Semiconductors - 14.0 %
 556,750   Broadcom Corp. *                                    $20,287,970
1,274,600  Intel Corp.                                          32,961,156
1,860,988  Taiwan Semiconductor Manufacturing Co. (A.D.R.)      18,833,199
 710,450   Texas Instruments, Inc.                              25,995,366
                                                               $98,077,691
           Total Semiconductors                                $109,725,581
           Telecommunication Services - 0.5 %
           Integrated Telecommunication Services - 0.5 %
  75,400   AT&T Corp.                                          $ 3,190,174
           Total Telecommunication Services                    $ 3,190,174
           TOTAL COMMON STOCKS
           (Cost  $559,247,028)                                $692,085,233
           TEMPORARY CASH INVESTMENTS - 8.9 %
           Repurchase Agreement - 4.8 %
33,500,000 UBS Warburg, Inc., 3.85%, dated 9/30/07, repurchases price of
           $33,500,000 plus accrued interest on 10/1/07, collateralized by $33,833,000 U.S. Treasury Note, 4.875%, 8/31/08 $33,500,000
           Security Lending Collateral - 4.1 %
           Securities Lending Investment Fund, 5.24%           $28,452,638
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $61,952,638)                                 $61,952,638
           TOTAL INVESTMENT IN SECURITIES - 107.8%
           (Cost  $621,199,666) (a)                            $754,037,871
           OTHER ASSETS AND LIABILITIES - (7.8)%               $(54,535,121)
           TOTAL NET ASSETS - 100.0%                           $699,502,750

         * Non-income producing security.
        (A.American Depository Receipt.

        (a)At September 30, 2007, the net unrealized gain on investments based o cost for federal income tax purposes of $638,223,926 was as follows:

           Aggregate gross unrealized gain for all investments $ 136,282,170 excess of value over tax cost.
           Aggregate gross unrealized loss for all investments i(3,443,965) excess of tax cost over value.
           Net unrealized gain                                 $132,838,205

        (b)At September 30, 2007, the following securities were out on loan:
 Shares                          Security                         Value
  17,820   Nestle SA (A.D.R.) (b)                              $      1,994,491
 477,805   Juniper Networks, Inc. * (b)                               1,574,736
           Total                                               $      3,569,227


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.